Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Amount reclassified from accumulated OCI to income (before-tax)	$ 0	$ 0
Tax benefit (expense)	(189)	(590)
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	509	(1,026)
Change in the value of the hedging instrument recognized in OCI (before-tax)	1,965	3,252
Amount reclassified from accumulated OCI to income (before-tax)	(1,285)	(1,127)
Tax benefit (expense)	(189)	(590)
Ending balance of AOCI - hedge reserve (after-tax)	1,000	509
Hedge ineffectiveness gains (losses) recognized in income	2	6
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(20)	(27)
Change in the value of the hedging instrument recognized in OCI (before-tax)	687	710
Amount reclassified from accumulated OCI to income (before-tax)	(672)	(701)
Tax benefit (expense)	(4)	(2)
Ending balance of AOCI - hedge reserve (after-tax)	(9)	(20)
Hedge ineffectiveness gains (losses) recognized in income	(1)	3
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	396	(970)
Change in the value of the hedging instrument recognized in OCI (before-tax)	565	1,622
Amount reclassified from accumulated OCI to income (before-tax)	79	270
Tax benefit (expense)	(179)	(526)
Ending balance of AOCI - hedge reserve (after-tax)	861	396
Hedge ineffectiveness gains (losses) recognized in income	3	3
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	133	(29)
Change in the value of the hedging instrument recognized in OCI (before-tax)	713	920
Amount reclassified from accumulated OCI to income (before-tax)	(692)	(696)
Tax benefit (expense)	(6)	(62)
Ending balance of AOCI - hedge reserve (after-tax)	148	133
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(3,215)	(2,948)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(297)	(267)
Tax benefit (expense)	(68)
Ending balance of AOCI - hedge reserve (after-tax)	$ (3,580)	$ (3,215)